Risk management - Non-performing Loans: outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wholesale Banking
Non performing Loans [line items]
Increase (decrease) in financial assets	€ 1,200
Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Increase (decrease) in financial assets	500
Financial assets past due but not impaired
Non performing Loans [line items]
Financial assets	13,295	€ 11,653
Financial assets past due but not impaired | Retail Banking
Non performing Loans [line items]
Financial assets	8,099	7,619
Financial assets past due but not impaired | Wholesale Banking
Non performing Loans [line items]
Financial assets	5,196	4,034
Financial assets past due but not impaired | Netherlands
Non performing Loans [line items]
Financial assets	1,549	1,586
Financial assets past due but not impaired | Belgium
Non performing Loans [line items]
Financial assets	3,071	3,153
Financial assets past due but not impaired | Germany
Non performing Loans [line items]
Financial assets	1,432	1,114
Financial assets past due but not impaired | Poland
Non performing Loans [line items]
Financial assets	1,457	929
Financial assets past due but not impaired | Spain
Non performing Loans [line items]
Financial assets	432	293
Financial assets past due but not impaired | United Kingdom
Non performing Loans [line items]
Financial assets	322	165
Financial assets past due but not impaired | France
Non performing Loans [line items]
Financial assets	307	124
Financial assets past due but not impaired | Luxembourg
Non performing Loans [line items]
Financial assets	166	162
Financial assets past due but not impaired | Rest of Europe
Non performing Loans [line items]
Financial assets	1,916	1,193
Financial assets past due but not impaired | America
Non performing Loans [line items]
Financial assets	1,145	1,210
Financial assets past due but not impaired | Asia
Non performing Loans [line items]
Financial assets	723	1,050
Financial assets past due but not impaired | Australia
Non performing Loans [line items]
Financial assets	567	403
Financial assets past due but not impaired | Africa
Non performing Loans [line items]
Financial assets	210	272
Financial assets past due but not impaired | Private Individuals
Non performing Loans [line items]
Financial assets	4,769	4,419
Financial assets past due but not impaired | Private Individuals | Retail Banking
Non performing Loans [line items]
Financial assets	4,766	4,416
Financial assets past due but not impaired | Private Individuals | Wholesale Banking
Non performing Loans [line items]
Financial assets	4	4
Financial assets past due but not impaired | Private Individuals | Netherlands
Non performing Loans [line items]
Financial assets	646	609
Financial assets past due but not impaired | Private Individuals | Belgium
Non performing Loans [line items]
Financial assets	1,461	1,535
Financial assets past due but not impaired | Private Individuals | Germany
Non performing Loans [line items]
Financial assets	1,066	885
Financial assets past due but not impaired | Private Individuals | Poland
Non performing Loans [line items]
Financial assets	210	225
Financial assets past due but not impaired | Private Individuals | Spain
Non performing Loans [line items]
Financial assets	304	235
Financial assets past due but not impaired | Private Individuals | United Kingdom
Non performing Loans [line items]
Financial assets	10	3
Financial assets past due but not impaired | Private Individuals | France
Non performing Loans [line items]
Financial assets	8	8
Financial assets past due but not impaired | Private Individuals | Luxembourg
Non performing Loans [line items]
Financial assets	44	45
Financial assets past due but not impaired | Private Individuals | Rest of Europe
Non performing Loans [line items]
Financial assets	545	489
Financial assets past due but not impaired | Private Individuals | America
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Private Individuals | Asia
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Private Individuals | Australia
Non performing Loans [line items]
Financial assets	469	380
Financial assets past due but not impaired | Private Individuals | Africa
Non performing Loans [line items]
Financial assets		1
Financial assets past due but not impaired | Natural Resources
Non performing Loans [line items]
Financial assets	1,064	754
Financial assets past due but not impaired | Natural Resources | Retail Banking
Non performing Loans [line items]
Financial assets	99	85
Financial assets past due but not impaired | Natural Resources | Wholesale Banking
Non performing Loans [line items]
Financial assets	965	669
Financial assets past due but not impaired | Natural Resources | Netherlands
Non performing Loans [line items]
Financial assets	13	30
Financial assets past due but not impaired | Natural Resources | Belgium
Non performing Loans [line items]
Financial assets	54	60
Financial assets past due but not impaired | Natural Resources | Germany
Non performing Loans [line items]
Financial assets		1
Financial assets past due but not impaired | Natural Resources | Poland
Non performing Loans [line items]
Financial assets	33	23
Financial assets past due but not impaired | Natural Resources | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Natural Resources | Luxembourg
Non performing Loans [line items]
Financial assets		55
Financial assets past due but not impaired | Natural Resources | Rest of Europe
Non performing Loans [line items]
Financial assets	569	164
Financial assets past due but not impaired | Natural Resources | America
Non performing Loans [line items]
Financial assets	31	31
Financial assets past due but not impaired | Natural Resources | Asia
Non performing Loans [line items]
Financial assets	343	369
Financial assets past due but not impaired | Natural Resources | Australia
Non performing Loans [line items]
Financial assets	21
Financial assets past due but not impaired | Natural Resources | Africa
Non performing Loans [line items]
Financial assets		20
Financial assets past due but not impaired | Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	809	1,085
Financial assets past due but not impaired | Food, Beverages & Personal Care | Retail Banking
Non performing Loans [line items]
Financial assets	357	520
Financial assets past due but not impaired | Food, Beverages & Personal Care | Wholesale Banking
Non performing Loans [line items]
Financial assets	452	565
Financial assets past due but not impaired | Food, Beverages & Personal Care | Netherlands
Non performing Loans [line items]
Financial assets	196	281
Financial assets past due but not impaired | Food, Beverages & Personal Care | Belgium
Non performing Loans [line items]
Financial assets	154	157
Financial assets past due but not impaired | Food, Beverages & Personal Care | Germany
Non performing Loans [line items]
Financial assets	1	1
Financial assets past due but not impaired | Food, Beverages & Personal Care | Poland
Non performing Loans [line items]
Financial assets	93	131
Financial assets past due but not impaired | Food, Beverages & Personal Care | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | United Kingdom
Non performing Loans [line items]
Financial assets	23	139
Financial assets past due but not impaired | Food, Beverages & Personal Care | France
Non performing Loans [line items]
Financial assets	5	7
Financial assets past due but not impaired | Food, Beverages & Personal Care | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | Rest of Europe
Non performing Loans [line items]
Financial assets	158	158
Financial assets past due but not impaired | Food, Beverages & Personal Care | America
Non performing Loans [line items]
Financial assets	51	82
Financial assets past due but not impaired | Food, Beverages & Personal Care | Asia
Non performing Loans [line items]
Financial assets	127	128
Financial assets past due but not impaired | Food, Beverages & Personal Care | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Food, Beverages & Personal Care | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics
Non performing Loans [line items]
Financial assets	504	572
Financial assets past due but not impaired | Transportation & Logistics | Retail Banking
Non performing Loans [line items]
Financial assets	157	134
Financial assets past due but not impaired | Transportation & Logistics | Wholesale Banking
Non performing Loans [line items]
Financial assets	347	437
Financial assets past due but not impaired | Transportation & Logistics | Netherlands
Non performing Loans [line items]
Financial assets	93	110
Financial assets past due but not impaired | Transportation & Logistics | Belgium
Non performing Loans [line items]
Financial assets	40	50
Financial assets past due but not impaired | Transportation & Logistics | Germany
Non performing Loans [line items]
Financial assets	3	2
Financial assets past due but not impaired | Transportation & Logistics | Poland
Non performing Loans [line items]
Financial assets	124	51
Financial assets past due but not impaired | Transportation & Logistics | Spain
Non performing Loans [line items]
Financial assets	47	47
Financial assets past due but not impaired | Transportation & Logistics | United Kingdom
Non performing Loans [line items]
Financial assets		20
Financial assets past due but not impaired | Transportation & Logistics | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Transportation & Logistics | Luxembourg
Non performing Loans [line items]
Financial assets	1	1
Financial assets past due but not impaired | Transportation & Logistics | Rest of Europe
Non performing Loans [line items]
Financial assets	136	168
Financial assets past due but not impaired | Transportation & Logistics | America
Non performing Loans [line items]
Financial assets		49
Financial assets past due but not impaired | Transportation & Logistics | Asia
Non performing Loans [line items]
Financial assets		1
Financial assets past due but not impaired | Transportation & Logistics | Australia
Non performing Loans [line items]
Financial assets	1	2
Financial assets past due but not impaired | Transportation & Logistics | Africa
Non performing Loans [line items]
Financial assets	59	72
Financial assets past due but not impaired | Services
Non performing Loans [line items]
Financial assets	495	582
Financial assets past due but not impaired | Services | Retail Banking
Non performing Loans [line items]
Financial assets	394	481
Financial assets past due but not impaired | Services | Wholesale Banking
Non performing Loans [line items]
Financial assets	102	101
Financial assets past due but not impaired | Services | Netherlands
Non performing Loans [line items]
Financial assets	57	121
Financial assets past due but not impaired | Services | Belgium
Non performing Loans [line items]
Financial assets	293	342
Financial assets past due but not impaired | Services | Germany
Non performing Loans [line items]
Financial assets	5	2
Financial assets past due but not impaired | Services | Poland
Non performing Loans [line items]
Financial assets	87	55
Financial assets past due but not impaired | Services | Spain
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Services | United Kingdom
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Services | France
Non performing Loans [line items]
Financial assets	3	3
Financial assets past due but not impaired | Services | Luxembourg
Non performing Loans [line items]
Financial assets	5	8
Financial assets past due but not impaired | Services | Rest of Europe
Non performing Loans [line items]
Financial assets	10	13
Financial assets past due but not impaired | Services | America
Non performing Loans [line items]
Financial assets	34	37
Financial assets past due but not impaired | Services | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Services | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Services | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate
Non performing Loans [line items]
Financial assets	1,434	1,053
Financial assets past due but not impaired | Real Estate | Retail Banking
Non performing Loans [line items]
Financial assets	603	462
Financial assets past due but not impaired | Real Estate | Wholesale Banking
Non performing Loans [line items]
Financial assets	831	592
Financial assets past due but not impaired | Real Estate | Netherlands
Non performing Loans [line items]
Financial assets	12	40
Financial assets past due but not impaired | Real Estate | Belgium
Non performing Loans [line items]
Financial assets	374	297
Financial assets past due but not impaired | Real Estate | Germany
Non performing Loans [line items]
Financial assets	63	53
Financial assets past due but not impaired | Real Estate | Poland
Non performing Loans [line items]
Financial assets	114	55
Financial assets past due but not impaired | Real Estate | Spain
Non performing Loans [line items]
Financial assets	59	9
Financial assets past due but not impaired | Real Estate | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate | France
Non performing Loans [line items]
Financial assets	59	36
Financial assets past due but not impaired | Real Estate | Luxembourg
Non performing Loans [line items]
Financial assets	90	16
Financial assets past due but not impaired | Real Estate | Rest of Europe
Non performing Loans [line items]
Financial assets	6	7
Financial assets past due but not impaired | Real Estate | America
Non performing Loans [line items]
Financial assets	606	519
Financial assets past due but not impaired | Real Estate | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Real Estate | Australia
Non performing Loans [line items]
Financial assets	52	21
Financial assets past due but not impaired | Real Estate | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries
Non performing Loans [line items]
Financial assets	687	497
Financial assets past due but not impaired | General Industries | Retail Banking
Non performing Loans [line items]
Financial assets	451	385
Financial assets past due but not impaired | General Industries | Wholesale Banking
Non performing Loans [line items]
Financial assets	236	111
Financial assets past due but not impaired | General Industries | Netherlands
Non performing Loans [line items]
Financial assets	153	145
Financial assets past due but not impaired | General Industries | Belgium
Non performing Loans [line items]
Financial assets	123	127
Financial assets past due but not impaired | General Industries | Germany
Non performing Loans [line items]
Financial assets	24	49
Financial assets past due but not impaired | General Industries | Poland
Non performing Loans [line items]
Financial assets	147	99
Financial assets past due but not impaired | General Industries | Spain
Non performing Loans [line items]
Financial assets	20
Financial assets past due but not impaired | General Industries | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | France
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | General Industries | Luxembourg
Non performing Loans [line items]
Financial assets	1	7
Financial assets past due but not impaired | General Industries | Rest of Europe
Non performing Loans [line items]
Financial assets	170	24
Financial assets past due but not impaired | General Industries | America
Non performing Loans [line items]
Financial assets	17	42
Financial assets past due but not impaired | General Industries | Asia
Non performing Loans [line items]
Financial assets	30
Financial assets past due but not impaired | General Industries | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | General Industries | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors
Non performing Loans [line items]
Financial assets	496	577
Financial assets past due but not impaired | Builders & Contractors | Retail Banking
Non performing Loans [line items]
Financial assets	445	453
Financial assets past due but not impaired | Builders & Contractors | Wholesale Banking
Non performing Loans [line items]
Financial assets	51	124
Financial assets past due but not impaired | Builders & Contractors | Netherlands
Non performing Loans [line items]
Financial assets	68	113
Financial assets past due but not impaired | Builders & Contractors | Belgium
Non performing Loans [line items]
Financial assets	175	181
Financial assets past due but not impaired | Builders & Contractors | Germany
Non performing Loans [line items]
Financial assets	5	2
Financial assets past due but not impaired | Builders & Contractors | Poland
Non performing Loans [line items]
Financial assets	162	135
Financial assets past due but not impaired | Builders & Contractors | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Luxembourg
Non performing Loans [line items]
Financial assets	7	22
Financial assets past due but not impaired | Builders & Contractors | Rest of Europe
Non performing Loans [line items]
Financial assets	78	91
Financial assets past due but not impaired | Builders & Contractors | America
Non performing Loans [line items]
Financial assets		32
Financial assets past due but not impaired | Builders & Contractors | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Builders & Contractors | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail
Non performing Loans [line items]
Financial assets	381	395
Financial assets past due but not impaired | Retail | Retail Banking
Non performing Loans [line items]
Financial assets	224	188
Financial assets past due but not impaired | Retail | Wholesale Banking
Non performing Loans [line items]
Financial assets	157	207
Financial assets past due but not impaired | Retail | Netherlands
Non performing Loans [line items]
Financial assets	53	51
Financial assets past due but not impaired | Retail | Belgium
Non performing Loans [line items]
Financial assets	97	82
Financial assets past due but not impaired | Retail | Germany
Non performing Loans [line items]
Financial assets	39	36
Financial assets past due but not impaired | Retail | Poland
Non performing Loans [line items]
Financial assets	62	52
Financial assets past due but not impaired | Retail | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | France
Non performing Loans [line items]
Financial assets	3	2
Financial assets past due but not impaired | Retail | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Retail | Rest of Europe
Non performing Loans [line items]
Financial assets	14	14
Financial assets past due but not impaired | Retail | America
Non performing Loans [line items]
Financial assets	97	149
Financial assets past due but not impaired | Retail | Asia
Non performing Loans [line items]
Financial assets	15	7
Financial assets past due but not impaired | Retail | Australia
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Retail | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities
Non performing Loans [line items]
Financial assets	600	348
Financial assets past due but not impaired | Utilities | Retail Banking
Non performing Loans [line items]
Financial assets	19	18
Financial assets past due but not impaired | Utilities | Wholesale Banking
Non performing Loans [line items]
Financial assets	582	331
Financial assets past due but not impaired | Utilities | Netherlands
Non performing Loans [line items]
Financial assets	13	14
Financial assets past due but not impaired | Utilities | Belgium
Non performing Loans [line items]
Financial assets	8	5
Financial assets past due but not impaired | Utilities | Germany
Non performing Loans [line items]
Financial assets	25
Financial assets past due but not impaired | Utilities | Poland
Non performing Loans [line items]
Financial assets	21	21
Financial assets past due but not impaired | Utilities | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | United Kingdom
Non performing Loans [line items]
Financial assets	285
Financial assets past due but not impaired | Utilities | France
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Rest of Europe
Non performing Loans [line items]
Financial assets	12	18
Financial assets past due but not impaired | Utilities | America
Non performing Loans [line items]
Financial assets	128	153
Financial assets past due but not impaired | Utilities | Asia
Non performing Loans [line items]
Financial assets	109	138
Financial assets past due but not impaired | Utilities | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Utilities | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	839	233
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Retail Banking
Non performing Loans [line items]
Financial assets	185	132
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Wholesale Banking
Non performing Loans [line items]
Financial assets	654	101
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Netherlands
Non performing Loans [line items]
Financial assets	37	31
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Belgium
Non performing Loans [line items]
Financial assets	94	77
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Germany
Non performing Loans [line items]
Financial assets	84	13
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Poland
Non performing Loans [line items]
Financial assets	340	25
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | United Kingdom
Non performing Loans [line items]
Financial assets	1
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | France
Non performing Loans [line items]
Financial assets	110	64
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Rest of Europe
Non performing Loans [line items]
Financial assets	113	11
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | America
Non performing Loans [line items]
Financial assets	36	12
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Asia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Australia
Non performing Loans [line items]
Financial assets	24
Financial assets past due but not impaired | Chemicals, Health & Pharmaceuticals | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom
Non performing Loans [line items]
Financial assets	163	390
Financial assets past due but not impaired | Telecom | Retail Banking
Non performing Loans [line items]
Financial assets	12	12
Financial assets past due but not impaired | Telecom | Wholesale Banking
Non performing Loans [line items]
Financial assets	151	378
Financial assets past due but not impaired | Telecom | Netherlands
Non performing Loans [line items]
Financial assets	7	12
Financial assets past due but not impaired | Telecom | Belgium
Non performing Loans [line items]
Financial assets	1	1
Financial assets past due but not impaired | Telecom | Germany
Non performing Loans [line items]
Financial assets		28
Financial assets past due but not impaired | Telecom | Poland
Non performing Loans [line items]
Financial assets	3	3
Financial assets past due but not impaired | Telecom | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | United Kingdom
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | France
Non performing Loans [line items]
Financial assets	44
Financial assets past due but not impaired | Telecom | Luxembourg
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Rest of Europe
Non performing Loans [line items]
Financial assets	14	13
Financial assets past due but not impaired | Telecom | America
Non performing Loans [line items]
Financial assets	90	56
Financial assets past due but not impaired | Telecom | Asia
Non performing Loans [line items]
Financial assets	4	277
Financial assets past due but not impaired | Telecom | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Telecom | Africa
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other
Non performing Loans [line items]
Financial assets	1,052	748
Financial assets past due but not impaired | Other | Retail Banking
Non performing Loans [line items]
Financial assets	387	336
Financial assets past due but not impaired | Other | Wholesale Banking
Non performing Loans [line items]
Financial assets	666	412
Financial assets past due but not impaired | Other | Netherlands
Non performing Loans [line items]
Financial assets	202	28
Financial assets past due but not impaired | Other | Belgium
Non performing Loans [line items]
Financial assets	198	239
Financial assets past due but not impaired | Other | Germany
Non performing Loans [line items]
Financial assets	117	42
Financial assets past due but not impaired | Other | Poland
Non performing Loans [line items]
Financial assets	60	55
Financial assets past due but not impaired | Other | Spain
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other | United Kingdom
Non performing Loans [line items]
Financial assets	2	2
Financial assets past due but not impaired | Other | France
Non performing Loans [line items]
Financial assets	72	1
Financial assets past due but not impaired | Other | Luxembourg
Non performing Loans [line items]
Financial assets	17	6
Financial assets past due but not impaired | Other | Rest of Europe
Non performing Loans [line items]
Financial assets	90	23
Financial assets past due but not impaired | Other | America
Non performing Loans [line items]
Financial assets	54	46
Financial assets past due but not impaired | Other | Asia
Non performing Loans [line items]
Financial assets	92	128
Financial assets past due but not impaired | Other | Australia
Non performing Loans [line items]
Financial assets
Financial assets past due but not impaired | Other | Africa
Non performing Loans [line items]
Financial assets	€ 150	€ 179